EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Feb. 28, 2023
Exploration And Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

7.	EXPLORATION AND EVALUATION ASSETS

	TLC Project	Falchani Project	Macusani Project	Total
	$	$	$	$
Balance, February 28, 2021	11,509,494	-	-	11,509,494

Additions:
Acquisition costs	13,753,060	93,737,781	16,534,354	124,025,195
Maintenance fees	11,058	-	-	11,058
Balance, February 28, 2022	25,273,612	93,737,781	16,534,354	135,545,747

Additions:
Acquisition costs	5,056,899	5,152,130	-	10,209,029
Royalty buyback	4,503,000	-	-	4,503,000

Balance, February 28, 2023	34,833,511	98,889,911	16,534,354	150,257,776

TLC Lithium Project (“TLC Project”) – Nevada, USA

In August 2018, the Company purchased a series of unpatented lode mining claims located in Nye County, Nevada, USA, from Nevada Alaska Mining Co., Inc. (“TLC Royalty Holder”). The TLC Project was subject to an overriding 2.5% gross royalty, however, as at February 28, 2023, the royalty had been bought back in full.

The Company made the following payments for the TLC Project in during the year ended February 28, 2022:

•	April 2021 – the Company issued 4,000,000 common shares of the Company at a fair value of $7,200,000 to acquire 100% of a series of mining claims located in Esmeralda County, Nevada, contiguous and to the west of the TLC Project through the acquisition of 1301420 BC Ltd.
•	September 2021 - the Company issued 2,500,000 common shares of the Company at a fair value of $6,300,000 and assumed liabilities of $253,060 (US$200,000) to acquire the Crescent Dunes Project (“Crescent Dunes”) located in Nye County, Nevada, contiguous with the TLC Project through the acquisition of Big Smoky Holdings Corp.

In June 2022, the Company closed an agreement to acquire certain privately held agricultural lands along with certain water rights, in the Big Smoky Valley, close to the Company’s TLC Project. Pursuant to the terms of the agreement, the Company paid the vendors a total of $4,083,681 (US$3,155,822) in cash on closing. During the year ended February 28, 2023, the Company incurred certain ranch expenses in order to maintain the Company’s water rights in good standing.

In January 2023, the Company entered into an agreement to buy back the remaining one percent (1%) gross overriding royalty on the Company’s wholly owned TLC Project. Pursuant to the terms of the agreement, the Company issued 950,000 common shares of the Company on January 26, 2023, valued at $4,503,000, to the TLC Royalty Holder. In addition, the Company closed a share purchase agreement with the shareholders of Maran Ventures Ltd. (“Maran”) whereby the Company purchased 100% of the outstanding shares of Maran. Maran’s only asset is its ownership of eight lode mining claims located in Nye County, Nevada, contiguous to of the TLC Project. Pursuant to the share purchase agreement, the Company issued 200,000 common shares of the Company at a fair value of $946,000, which has been accounted for as an asset acquisition.

Falchani Lithium Project (“Falchani Project”), Macusani Uranium Project (“Macusani Project”) – Puno, Peru

Following the acquisition in May 2021 of Plateau and its Peruvian subsidiary, Macusani SAC, the Company holds title, or has court injunctions preserving title, on mineral concessions in the Province of Carabaya, Department of Puno in southeastern Peru.

32 of the 174 Falchani Project and Macusani Project concessions now held by the American Lithium’s subsidiary, Macusani SAC, are currently subject to Administrative and Judicial processes (together, the “Processes”) in Peru to overturn resolutions issued by the Geological, Mining, and Metallurgical Institute of Peru (“INGEMMET”) and the Mining Council of the Ministry of Energy and Mines of Peru (“MINEM”) in February 2019 and July 2019, respectively, which declared Macusani’s title to the 32 of the 174 concessions invalid due to late receipt of the annual validity payment. Macusani successfully applied for injunctive relief on these 32 concessions in a Court in Lima, Peru, and the grant of the Precautionary Measures restored the title, rights, and validity of those 32 concessions to Macusani.

In November 2021, the Company was made aware and announced that the judicial ruling in relation to those 32 concessions had been issued in favour of Macusani. On November 16, 2021, the Company announced that it had received official notification of the judicial ruling restoring full title to these concessions. On November 25, 2021, the Company confirmed that, as expected, appeals of the judicial ruling were lodged, including by INGEMMET and MINEM. These appeals will be considered by a high court tribunal in due course which is now scheduled for September 7, 2023. If the Company does not ultimately obtain a successful resolution of the Processes, Macusani’s title to the concessions could be revoked.

In June 2022, the Company entered into a mining rights transfer agreement to acquire additional concessions in Southern Peru, close to the Company’s Falchani Project. The Company paid $517,130 (US$400,000) and issued 2,250,000 common shares of the Company with a fair value of $4,635,000 to the vendor.